Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies
Schedule of non-cancellable construction contracts for real estate development and land use rights purchases

As of December 31, 2020, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2021	686,118,175
2022	539,016,446
2023	322,744,149
2024	130,318,825
2025 and thereafter	9,860,817
Total	1,688,058,412